Results from continuing operations (Tables)	6 Months Ended
Jun. 30, 2021
Results from continuing operations
Summary of R&D expenditure by program

	Six months ended June 30,
	2021	2020

	(Euro, in thousands)
Filgotinib program	€(87,840)	€(65,541)
Ziritaxestat program	(19,418)	(29,790)
OA program with GLPG1972	(1,241)	(12,499)
Toledo program	(52,235)	(37,557)
AtD program with MOR106	(52)	(9,518)
Other programs	(108,040)	(107,997)
Total R&D expenditure	€(268,826)	€(262,901)